Cover Page	6 Months Ended
Jun. 30, 2025
Cover Page
Document Type	S-4
Entity Registrant Name	CARISMA THERAPEUTICS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001485003
Amendment Flag	false